Derivative Instruments (Interest Rate Swaps) (Schedule) (Details) - Interest Rate Swap [Member] € in Millions, £ in Millions, SFr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2014 EUR (€)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 GBP (£)	Dec. 31, 2014 CHF (SFr)
Virgin Media Investment Holdings Limited [Member] | October 2018 2155.0 GBP [Member]
Derivative [Line Items]
Notional amount of derivative | £			£ 2,155.0
Virgin Media Investment Holdings Limited [Member] | January 2021 650.0 GBP [Member]
Derivative [Line Items]
Notional amount of derivative | £			650.0
Virgin Media Investment Holdings Limited [Member] | January 2021 650.0 GBP 3.87% [Member]
Derivative [Line Items]
Notional amount of derivative | £			650.0
Virgin Media Investment Holdings Limited [Member] | December 2015 600.0 GBP [Member]
Derivative [Line Items]
Notional amount of derivative | £			600.0
Virgin Media Investment Holdings Limited [Member] | April 2018 300.0 GBP [Member]
Derivative [Line Items]
Notional amount of derivative | £			£ 300.0
Virgin Media Investment Holdings Limited [Member] | Due From Counterparty [Member] | October 2018 2155.0 GBP [Member]
Derivative [Line Items]
Derivative Interest Rate Referenced	6 mo. GBP LIBOR
Virgin Media Investment Holdings Limited [Member] | Due From Counterparty [Member] | January 2021 650.0 GBP [Member]
Derivative [Line Items]
Derivative Interest Rate	5.50%	5.50%	5.50%	5.50%
Virgin Media Investment Holdings Limited [Member] | Due From Counterparty [Member] | January 2021 650.0 GBP 3.87% [Member]
Derivative [Line Items]
Derivative Interest Rate Referenced	6 mo. GBP LIBOR
Derivative Interest Rate Above Referenced Rate	1.84%	1.84%	1.84%	1.84%
Virgin Media Investment Holdings Limited [Member] | Due From Counterparty [Member] | December 2015 600.0 GBP [Member]
Derivative [Line Items]
Derivative Interest Rate Referenced	6 mo. GBP LIBOR
Virgin Media Investment Holdings Limited [Member] | Due From Counterparty [Member] | April 2018 300.0 GBP [Member]
Derivative [Line Items]
Derivative Interest Rate Referenced	6 mo. GBP LIBOR
Virgin Media Investment Holdings Limited [Member] | Due To Counterparty [Member] | October 2018 2155.0 GBP [Member]
Derivative [Line Items]
Derivative Interest Rate	1.52%	1.52%	1.52%	1.52%
Virgin Media Investment Holdings Limited [Member] | Due To Counterparty [Member] | January 2021 650.0 GBP [Member]
Derivative [Line Items]
Derivative Interest Rate Referenced	6 mo. GBP LIBOR
Derivative Interest Rate Above Referenced Rate	1.84%	1.84%	1.84%	1.84%
Virgin Media Investment Holdings Limited [Member] | Due To Counterparty [Member] | January 2021 650.0 GBP 3.87% [Member]
Derivative [Line Items]
Derivative Interest Rate	3.87%	3.87%	3.87%	3.87%
Virgin Media Investment Holdings Limited [Member] | Due To Counterparty [Member] | December 2015 600.0 GBP [Member]
Derivative [Line Items]
Derivative Interest Rate	2.90%	2.90%	2.90%	2.90%
Virgin Media Investment Holdings Limited [Member] | Due To Counterparty [Member] | April 2018 300.0 GBP [Member]
Derivative [Line Items]
Derivative Interest Rate	1.37%	1.37%	1.37%	1.37%
UPC Broadband Holding [Member] | July 2020 1000Usd 6mo.Libor plus 3.03Percent [Member]
Derivative [Line Items]
Notional amount of derivative | $		$ 1,000.0
UPC Broadband Holding [Member] | January 2022 750.0 USD [Member]
Derivative [Line Items]
Notional amount of derivative | $		$ 750.0
UPC Broadband Holding [Member] | January 2015 1,554.0 EUR [Member]
Derivative [Line Items]
Notional amount of derivative	€ 1,554.0
UPC Broadband Holding [Member] | January 2015 - January 2016 1,554.0 EUR [Member]
Derivative [Line Items]
Notional amount of derivative	1,554.0
UPC Broadband Holding [Member] | January 2015 1364.8 EUR 3.44% [Member]
Derivative [Line Items]
Notional amount of derivative	1,364.8
UPC Broadband Holding [Member] | July 2020 750.0 EUR [Member]
Derivative [Line Items]
Notional amount of derivative	750.0
UPC Broadband Holding [Member] | January 2015 - January 2021 750.0 EUR [Member]
Derivative [Line Items]
Notional amount of derivative	750.0
UPC Broadband Holding [Member] | January 2015 to December 2016 500Euro 4.32Percent [Member]
Derivative [Line Items]
Notional amount of derivative	500.0
UPC Broadband Holding [Member] | January 2015 - January 2023 290.0 EUR [Member]
Derivative [Line Items]
Notional amount of derivative	290.0
UPC Broadband Holding [Member] | December 2015 263.3 EUR [Member]
Derivative [Line Items]
Notional amount of derivative	263.3
UPC Broadband Holding [Member] | January 2023 210.0 EUR [Member]
Derivative [Line Items]
Notional amount of derivative	210.0
UPC Broadband Holding [Member] | January 2015 - January 2018 175.0 EUR [Member]
Derivative [Line Items]
Notional amount of derivative	175.0
UPC Broadband Holding [Member] | January 2015 to July 2020 171.3Euro 3.95Percent [Member]
Derivative [Line Items]
Notional amount of derivative	171.3
UPC Broadband Holding [Member] | July 2020 171.3Euro 4.32Percent [Member]
Derivative [Line Items]
Notional amount of derivative	171.3
UPC Broadband Holding [Member] | January 2015 - November 2021 107.0 EUR 2.89 Percent [Member]
Derivative [Line Items]
Notional amount of derivative	€ 107.0
UPC Broadband Holding [Member] | January 2015 2380.0 CHF 2.81% [Member]
Derivative [Line Items]
Notional amount of derivative | SFr				SFr 2,380.0
UPC Broadband Holding [Member] | January 2015 - January 2022 711.5 CHF [Member]
Derivative [Line Items]
Notional amount of derivative | SFr				711.5
UPC Broadband Holding [Member] | January 2015 — January 2021 500.0 CHF 1.65% [Member]
Derivative [Line Items]
Notional amount of derivative | SFr				500.0
UPC Broadband Holding [Member] | January 2015 - January 2021 400.0 CHF [Member]
Derivative [Line Items]
Notional amount of derivative | SFr				400.0
UPC Broadband Holding [Member] | January 2015 to December 2016 370.9Chf 3.82Percent [Member]
Derivative [Line Items]
Notional amount of derivative | SFr				370.9
UPC Broadband Holding [Member] | January 2015 to November 2019 226.8 CHF 6.88 Percent [Member]
Derivative [Line Items]
Notional amount of derivative | SFr				SFr 226.8
UPC Broadband Holding [Member] | Due From Counterparty [Member] | July 2020 1000Usd 6mo.Libor plus 3.03Percent [Member]
Derivative [Line Items]
Derivative Interest Rate	6.63%	6.63%	6.63%	6.63%
UPC Broadband Holding [Member] | Due From Counterparty [Member] | January 2022 750.0 USD [Member]
Derivative [Line Items]
Derivative Interest Rate	6.88%	6.88%	6.88%	6.88%
UPC Broadband Holding [Member] | Due From Counterparty [Member] | January 2015 1,554.0 EUR [Member]
Derivative [Line Items]
Derivative Interest Rate Referenced	1 mo. EURIBOR
Derivative Interest Rate Above Referenced Rate	3.75%	3.75%	3.75%	3.75%
UPC Broadband Holding [Member] | Due From Counterparty [Member] | January 2015 - January 2016 1,554.0 EUR [Member]
Derivative [Line Items]
Derivative Interest Rate Referenced	1 mo. EURIBOR
Derivative Interest Rate Above Referenced Rate	3.75%	3.75%	3.75%	3.75%
UPC Broadband Holding [Member] | Due From Counterparty [Member] | January 2015 1364.8 EUR 3.44% [Member]
Derivative [Line Items]
Derivative Interest Rate Referenced	6 mo. EURIBOR
UPC Broadband Holding [Member] | Due From Counterparty [Member] | January 2015 - January 2021 750.0 EUR [Member]
Derivative [Line Items]
Derivative Interest Rate Referenced	6 mo. EURIBOR
UPC Broadband Holding [Member] | Due From Counterparty [Member] | January 2015 to December 2016 500Euro 4.32Percent [Member]
Derivative [Line Items]
Derivative Interest Rate Referenced	6 mo. EURIBOR
UPC Broadband Holding [Member] | Due From Counterparty [Member] | January 2015 - January 2023 290.0 EUR [Member]
Derivative [Line Items]
Derivative Interest Rate Referenced	6 mo. EURIBOR
UPC Broadband Holding [Member] | Due From Counterparty [Member] | December 2015 263.3 EUR [Member]
Derivative [Line Items]
Derivative Interest Rate Referenced	6 mo. EURIBOR
UPC Broadband Holding [Member] | Due From Counterparty [Member] | January 2023 210.0 EUR [Member]
Derivative [Line Items]
Derivative Interest Rate Referenced	6 mo. EURIBOR
UPC Broadband Holding [Member] | Due From Counterparty [Member] | January 2015 - January 2018 175.0 EUR [Member]
Derivative [Line Items]
Derivative Interest Rate Referenced	6 mo. EURIBOR
UPC Broadband Holding [Member] | Due From Counterparty [Member] | January 2015 to July 2020 171.3Euro 3.95Percent [Member]
Derivative [Line Items]
Derivative Interest Rate Referenced	6 mo. EURIBOR
UPC Broadband Holding [Member] | Due From Counterparty [Member] | July 2020 171.3Euro 4.32Percent [Member]
Derivative [Line Items]
Derivative Interest Rate Referenced	6 mo. EURIBOR
UPC Broadband Holding [Member] | Due From Counterparty [Member] | January 2015 - November 2021 107.0 EUR 2.89 Percent [Member]
Derivative [Line Items]
Derivative Interest Rate Referenced	6 mo. EURIBOR
UPC Broadband Holding [Member] | Due From Counterparty [Member] | January 2015 2380.0 CHF 2.81% [Member]
Derivative [Line Items]
Derivative Interest Rate Referenced	6 mo. CHF LIBOR
UPC Broadband Holding [Member] | Due From Counterparty [Member] | January 2015 - January 2022 711.5 CHF [Member]
Derivative [Line Items]
Derivative Interest Rate Referenced	6 mo. CHF LIBOR
UPC Broadband Holding [Member] | Due From Counterparty [Member] | January 2015 — January 2021 500.0 CHF 1.65% [Member]
Derivative [Line Items]
Derivative Interest Rate Referenced	6 mo. CHF LIBOR
UPC Broadband Holding [Member] | Due From Counterparty [Member] | January 2015 - January 2021 400.0 CHF [Member]
Derivative [Line Items]
Derivative Interest Rate Referenced	6 mo. CHF LIBOR
UPC Broadband Holding [Member] | Due From Counterparty [Member] | January 2015 to December 2016 370.9Chf 3.82Percent [Member]
Derivative [Line Items]
Derivative Interest Rate Referenced	6 mo. CHF LIBOR
UPC Broadband Holding [Member] | Due From Counterparty [Member] | January 2015 to November 2019 226.8 CHF 6.88 Percent [Member]
Derivative [Line Items]
Derivative Interest Rate Referenced	6 mo. CHF LIBOR
Derivative Interest Rate Above Referenced Rate	5.01%	5.01%	5.01%	5.01%
UPC Broadband Holding [Member] | Due To Counterparty [Member] | July 2020 1000Usd 6mo.Libor plus 3.03Percent [Member]
Derivative [Line Items]
Derivative Interest Rate Referenced	6 mo. LIBOR
Derivative Interest Rate Above Referenced Rate	3.03%	3.03%	3.03%	3.03%
UPC Broadband Holding [Member] | Due To Counterparty [Member] | January 2022 750.0 USD [Member]
Derivative [Line Items]
Derivative Interest Rate Referenced	6 mo. LIBOR
Derivative Interest Rate Above Referenced Rate	4.89%	4.89%	4.89%	4.89%
UPC Broadband Holding [Member] | Due To Counterparty [Member] | January 2015 1,554.0 EUR [Member]
Derivative [Line Items]
Derivative Interest Rate Referenced	6 mo. EURIBOR
Derivative Interest Rate Above Referenced Rate	3.56%	3.56%	3.56%	3.56%
UPC Broadband Holding [Member] | Due To Counterparty [Member] | January 2015 - January 2016 1,554.0 EUR [Member]
Derivative [Line Items]
Derivative Interest Rate Referenced	6 mo. EURIBOR
Derivative Interest Rate Above Referenced Rate	3.58%	3.58%	3.58%	3.58%
UPC Broadband Holding [Member] | Due To Counterparty [Member] | January 2015 1364.8 EUR 3.44% [Member]
Derivative [Line Items]
Derivative Interest Rate	3.44%	3.44%	3.44%	3.44%
UPC Broadband Holding [Member] | Due To Counterparty [Member] | July 2020 750.0 EUR [Member]
Derivative [Line Items]
Derivative Interest Rate	6.38%	6.38%	6.38%	6.38%
Derivative Interest Rate Referenced	6 mo. EURIBOR
Derivative Interest Rate Above Referenced Rate	3.16%	3.16%	3.16%	3.16%
UPC Broadband Holding [Member] | Due To Counterparty [Member] | January 2015 - January 2021 750.0 EUR [Member]
Derivative [Line Items]
Derivative Interest Rate	2.57%	2.57%	2.57%	2.57%
UPC Broadband Holding [Member] | Due To Counterparty [Member] | January 2015 to December 2016 500Euro 4.32Percent [Member]
Derivative [Line Items]
Derivative Interest Rate	4.32%	4.32%	4.32%	4.32%
UPC Broadband Holding [Member] | Due To Counterparty [Member] | January 2015 - January 2023 290.0 EUR [Member]
Derivative [Line Items]
Derivative Interest Rate	2.79%	2.79%	2.79%	2.79%
UPC Broadband Holding [Member] | Due To Counterparty [Member] | December 2015 263.3 EUR [Member]
Derivative [Line Items]
Derivative Interest Rate	3.97%	3.97%	3.97%	3.97%
UPC Broadband Holding [Member] | Due To Counterparty [Member] | January 2023 210.0 EUR [Member]
Derivative [Line Items]
Derivative Interest Rate	2.88%	2.88%	2.88%	2.88%
UPC Broadband Holding [Member] | Due To Counterparty [Member] | January 2015 - January 2018 175.0 EUR [Member]
Derivative [Line Items]
Derivative Interest Rate	3.74%	3.74%	3.74%	3.74%
UPC Broadband Holding [Member] | Due To Counterparty [Member] | January 2015 to July 2020 171.3Euro 3.95Percent [Member]
Derivative [Line Items]
Derivative Interest Rate	3.95%	3.95%	3.95%	3.95%
UPC Broadband Holding [Member] | Due To Counterparty [Member] | July 2020 171.3Euro 4.32Percent [Member]
Derivative [Line Items]
Derivative Interest Rate	4.32%	4.32%	4.32%	4.32%
UPC Broadband Holding [Member] | Due To Counterparty [Member] | January 2015 - November 2021 107.0 EUR 2.89 Percent [Member]
Derivative [Line Items]
Derivative Interest Rate	2.89%	2.89%	2.89%	2.89%
UPC Broadband Holding [Member] | Due To Counterparty [Member] | January 2015 2380.0 CHF 2.81% [Member]
Derivative [Line Items]
Derivative Interest Rate	2.81%	2.81%	2.81%	2.81%
UPC Broadband Holding [Member] | Due To Counterparty [Member] | January 2015 - January 2022 711.5 CHF [Member]
Derivative [Line Items]
Derivative Interest Rate	1.89%	1.89%	1.89%	1.89%
UPC Broadband Holding [Member] | Due To Counterparty [Member] | January 2015 — January 2021 500.0 CHF 1.65% [Member]
Derivative [Line Items]
Derivative Interest Rate	1.65%	1.65%	1.65%	1.65%
UPC Broadband Holding [Member] | Due To Counterparty [Member] | January 2015 - January 2021 400.0 CHF [Member]
Derivative [Line Items]
Derivative Interest Rate	2.51%	2.51%	2.51%	2.51%
UPC Broadband Holding [Member] | Due To Counterparty [Member] | January 2015 to December 2016 370.9Chf 3.82Percent [Member]
Derivative [Line Items]
Derivative Interest Rate	3.82%	3.82%	3.82%	3.82%
UPC Broadband Holding [Member] | Due To Counterparty [Member] | January 2015 to November 2019 226.8 CHF 6.88 Percent [Member]
Derivative [Line Items]
Derivative Interest Rate	6.88%	6.88%	6.88%	6.88%
Amsterdamse Beheer-en Consultingmaatschappij BV (ABC B.V.), a subsidiary of Ziggo [Member] | January 2022 1,556.0 EUR [Member]
Derivative [Line Items]
Notional amount of derivative	€ 1,566.0
Amsterdamse Beheer-en Consultingmaatschappij BV (ABC B.V.), a subsidiary of Ziggo [Member] | Due From Counterparty [Member] | January 2022 1,556.0 EUR [Member]
Derivative [Line Items]
Derivative Interest Rate Referenced	6 mo. EURIBOR
Amsterdamse Beheer-en Consultingmaatschappij BV (ABC B.V.), a subsidiary of Ziggo [Member] | Due To Counterparty [Member] | January 2022 1,556.0 EUR [Member]
Derivative [Line Items]
Derivative Interest Rate	1.66%	1.66%	1.66%	1.66%
Telenet NV [Member] | June 2023 500.0 EUR [Member]
Derivative [Line Items]
Notional amount of derivative	€ 500.0
Telenet NV [Member] | July 2017 - June 2022 420.0 EUR [Member]
Derivative [Line Items]
Notional amount of derivative	420.0
Telenet NV [Member] | June 2021 400.0 EUR [Member]
Derivative [Line Items]
Notional amount of derivative	400.0
Telenet NV [Member] | July 2017 - June 2023 382.0 EUR [Member]
Derivative [Line Items]
Notional amount of derivative	382.0
Telenet NV [Member] | July 2017 150.0 EUR [Member]
Derivative [Line Items]
Notional amount of derivative	150.0
Telenet NV [Member] | August 2015 - June 2022 55.0 EUR [Member]
Derivative [Line Items]
Notional amount of derivative	55.0
Telenet NV [Member] | June 2015 50Euro 3.55Percent [Member]
Derivative [Line Items]
Notional amount of derivative	€ 50.0
Telenet NV [Member] | Due From Counterparty [Member] | June 2023 500.0 EUR [Member]
Derivative [Line Items]
Derivative Interest Rate Referenced	3 mo. EURIBOR
Telenet NV [Member] | Due From Counterparty [Member] | July 2017 - June 2022 420.0 EUR [Member]
Derivative [Line Items]
Derivative Interest Rate Referenced	3 mo. EURIBOR
Telenet NV [Member] | Due From Counterparty [Member] | June 2021 400.0 EUR [Member]
Derivative [Line Items]
Derivative Interest Rate Referenced	3 mo. EURIBOR
Telenet NV [Member] | Due From Counterparty [Member] | July 2017 - June 2023 382.0 EUR [Member]
Derivative [Line Items]
Derivative Interest Rate Referenced	3 mo. EURIBOR
Telenet NV [Member] | Due From Counterparty [Member] | July 2017 150.0 EUR [Member]
Derivative [Line Items]
Derivative Interest Rate Referenced	3 mo. EURIBOR
Telenet NV [Member] | Due From Counterparty [Member] | August 2015 - June 2022 55.0 EUR [Member]
Derivative [Line Items]
Derivative Interest Rate Referenced	3 mo. EURIBOR
Telenet NV [Member] | Due From Counterparty [Member] | June 2015 50Euro 3.55Percent [Member]
Derivative [Line Items]
Derivative Interest Rate Referenced	3 mo. EURIBOR
Telenet NV [Member] | Due To Counterparty [Member] | June 2023 500.0 EUR [Member]
Derivative [Line Items]
Derivative Interest Rate	1.45%	1.45%	1.45%	1.45%
Telenet NV [Member] | Due To Counterparty [Member] | July 2017 - June 2022 420.0 EUR [Member]
Derivative [Line Items]
Derivative Interest Rate	2.08%	2.08%	2.08%	2.08%
Telenet NV [Member] | Due To Counterparty [Member] | June 2021 400.0 EUR [Member]
Derivative [Line Items]
Derivative Interest Rate	0.41%	0.41%	0.41%	0.41%
Telenet NV [Member] | Due To Counterparty [Member] | July 2017 - June 2023 382.0 EUR [Member]
Derivative [Line Items]
Derivative Interest Rate	1.89%	1.89%	1.89%	1.89%
Telenet NV [Member] | Due To Counterparty [Member] | July 2017 150.0 EUR [Member]
Derivative [Line Items]
Derivative Interest Rate	3.55%	3.55%	3.55%	3.55%
Telenet NV [Member] | Due To Counterparty [Member] | August 2015 - June 2022 55.0 EUR [Member]
Derivative [Line Items]
Derivative Interest Rate	1.81%	1.81%	1.81%	1.81%
Telenet NV [Member] | Due To Counterparty [Member] | June 2015 50Euro 3.55Percent [Member]
Derivative [Line Items]
Derivative Interest Rate	3.55%	3.55%	3.55%	3.55%